Amount Due From/To Ultimate Holding Company - Additional Information (Detail) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Amount due to ultimate holding company	¥ 8,646,000,000	¥ 5,563,000,000
China Mobile Finance [member]
Disclosure of transactions between related parties [line items]
Amount due to ultimate holding company	¥ 8,611,000,000	¥ 5,552,000,000